FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:

        or fiscal year ending:  December 31, 2004

Is this a transition report?  (Y/N) No

Is this an amendment to a previous filing?  (Y/N)    No

Those items or sub-items with a box [/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.      A.      Registrant Name:        Investors Life Insurance Company
                                        of North America
                                        Separate Account 2

        B.      File Number:            811-2980

        C.      Telephone Number:       512-404-5000

2.      A.      Street:                 6500 River Place Blvd., Building I

        B.      City:                   Texas

        C.      State:                  TX

        D.      Zip Code:               78730

        E.      Foreign County:                Foreign Postal Code:

3.      Is this the first filing on this form by Registrant? (Y/N)          No

4.      Is this the last filing on this form by Registrant?  (Y/N)          No

5.      Is Registrant a small business investment company (SBIC)?  (Y/N)    No
        [If answer is "Y" (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)?  (Y/N)                Yes
        [If answer is "Y" (Yes), complete only items 111 through 132.]

7.      A.      Is Registrant a series or multiple portfolio company?  (Y/N)
                [If answer is "N" (No), go to item 8.]

        B. How many separate series or portfolios did Registrant have at the end of the period?



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



For period ending:  December 31, 2004
File Number:  811-2980
                                                        ------------------------
                                                        If filing more than one
                                                        Page 50, "X" box: [x]
                                                        ------------------------


123. [ / ] State the total value of the additional units considered in answering
     item 122($000's omitted)                                       $ __________

124. [ / ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
     subsequent series)($000's omitted)                             $ __________

125. [ / ] State  the  total  dollar  amount of sales  loads  collected  (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
     units of all series of Registrant ($000's omitted)             $ ____0_____

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted)
                                                                    $ __________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                        Number of        Total         Total
                                         Series          Assets        Income
                                        Investing        (000's     Distribution
                                                        omitted)       ($000's
                                                                       omitted)

A.   U. S. Treasury direct issue        __________     $_________     $_________

B.   U. S. Government agency            __________      $_________    $_________

C.   State and municipal tax-free       __________      $_________    $_________

D.   Public utility debt                __________      $_________    $_________



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For period ending:  December 31, 2004
File Number:  811-2980



                                        Number of        Total         Total
                                         Series          Assets        Income
                                        Investing        (000's     Distribution
                                                        omitted)       ($000's
                                                                       omitted)

E.   Brokers or dealers debt or debt
     or brokers' or dealers' parent     __________      $_________    $_________

F.   All other corporate intermediate
     & long-term debt                   __________      $_________    $_________

G.   All other corporate short-term
     debt                               __________      $_________    $_________

H.   Equity securities of brokers
     or dealers  or  parents  of
     brokers or dealer                  __________      $_________    $_________

I.   Investment company equity
     securities                         _____8____      $___10,908    $___217___

J.   All other equity securities        __________      $_________    $_________

K.   Other securities                   __________      $_________    $_________

L.   Total assets of all series
     of registrant                      ____ 8____      $___10,908    $___217___



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



For period ending:  December 31, 2004
File Number:  811-3470

                                                        ------------------------
                                                        If filing more than one
                                                        Page 51, "X" box: [ ]
                                                        ------------------------

128. [ / ] Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _____________________

     [If answer is "N" (No), go to item 131].                                Y/N

129. [ / ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)_____________________

     [If answer is "N" (No), go to item 131].                                Y/N

130. [ / ] In computations of NAV or offering price per unit, if any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)____________________

131. Total expense incurred by all series of Registrant during the current reporting period ($000's omitted). __________________________________106__

132. [ / ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____

     811-_____       811-_____       811-_____       811-_____       811-_____



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For period ending:  December 31, 2004
File Number:  811-3470



                                 SIGNATURE PAGE


This report is signed on behalf of the Registrants in the City of Austin, State of Texas on this the 25th day of February, 2005.


Investors Life Insurance Company of North America


By:  Investors Life Insurance Company of North America
     INA/Putnam Separate Account 2




         /s/ Vincent L. Kasch
________________________________________
Vincent L. Kasch
Title:  Chief Financial Officer




[SEAL]




Witness:


       /s/ Connie Bierman
_________________________________________
Connie Bierman
Title:  Vice President of Policyholder Services



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